Schedule of Investments August 31, 2021 (unaudited)

Ecofin Global Renewables Infrastructure Fund

	Shares	Fair Value
Common Stock - 88.8% (1)
Australia Power - 1.6% (1)
Spark Infrastructure Group	2,217,877	$4,563,259
Belgium Power - 2.5% (1)
Elia Group SA/NV	57,694	7,246,103
Canada Power - 12.4% (1)
Algonquin Power & Utilities Corp.	781,025	12,127,199
Innergex Renewable Energy Inc.	630,325	10,047,030
TransAlta Renewables Inc.	844,811	13,151,102
		35,325,331
Chile Power - 2.7% (1)
Enel Chile S.A.	152,994,506	7,809,423
Denmark Power - 4.2% (1)
Orsted A/S	76,129	12,103,341
Germany Power - 2.3% (1)
Encavis AG	354,695	6,455,465
Hong Kong Transportation/Storage - 5.2% (1)
China Suntien Green Energy Corp Ltd.	23,264,781	14,736,628
Hong Kong Wind - 4.3% (1)
China Longyuan Power Group Corp Ltd.	6,035,363	12,300,970
India Power - 2.3% (1)
ReNew Energy Global Plc (2)	650,453	6,445,989
Italy Power - 7.0% (1)
ERG SpA	372,061	10,967,113
Terna - Rete Elettrica Nazionale SpA	1,130,153	8,939,571
		19,906,684
Japan Power - 2.0% (1)
RENOVA, Inc. (2)	151,073	5,682,546
Norway Power - 3.4% (1)
Scatec ASA	467,277	9,652,748
Portugal Power - 3.7% (1)
EDP - Energias de Portugal, S.A.	1,924,585	10,565,086
Spain Power - 3.4% (1)
Corp ACCIONA Energias Renovables S.A. (2)	271,014	9,689,586
United States Power - 20.0% (1)
Atlantica Yield plc	302,064	11,360,627
Covanta Holding Corporation	807,411	16,188,591
Edison International	208,555	12,062,821
Exelon Corporation	246,602	12,088,430
Public Service Enterprise Group Incorporated	84,882	5,427,355
		57,127,824
United States Renewables and Power Infrastructure - 8.8% (1)
NextEra Energy, Inc.	189,295	15,898,887
NextEra Energy Partners LP	115,124	9,201,861
		25,100,748
United States Solar - 3.0% (1)
Sunrun, Inc. (2)	194,784	8,619,192
Total Common Stock
(Cost $228,940,444)		253,330,923

Master Limited Partnership - 3.0% (1)
United States Power - 3.0% (1)
Brookfield Renewable Partners LP
(Cost $6,849,448)	209,681	8,496,274

Short-Term Investment - 1.6% (1)
United States Investment Company - 1.6% (1)
First American Government Obligations Fund, Class X, 0.03% (3)
(Cost $4,616,707)	4,616,707	4,616,707

Total Investments - 93.4% (1)
(Cost $240,406,599)		266,443,904
Other Assets in Excess of Liabilities, Net - 6.6%(1)		18,848,644
Total Net Assets - 100.0%(1)		$285,292,548

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2021.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
August 31, 2021

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	SSE PLC	8/17/2022	Pay	0.200% + Sterling Overnight Index Average	Monthly	380,610	$8,542,597	$(13,082)
Morgan Stanley	Greencoat UK Wind PLC	8/17/2022	Pay	0.200% + Sterling Overnight Index Average	Monthly	4,234,917	7,569,110	(93,158)
								(106,240)
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$150,118,093	$103,212,830	$-	$253,330,923
Master Limited Partnership	8,496,274	-	$-	8,496,274
Short-Term Investment	4,616,707	-	-	4,616,707
Total Investments	$163,231,074	$103,212,830	$-	$266,443,904

As of August 31, 2021, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$(106,240)	$-	$-	$(106,240)
Total Other Financial Instruments	$(106,240)	$-	$-	$(106,240)

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.